Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of Share-Based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions
The fair value of the Company’s share options granted to employees for the years ended December 31, 2020, 2019 and 2018, was estimated using the following weighted average assumptions:

	Year ended December 31,
	2020	2019	2018
Expected term, in years	6.25	6.25	6.25
Expected volatility	65%	65% - 70%	70% - 75%
Risk-Free interest rate	0.46% - 1.74%	1.77% - 2.65%	2.68% - 3.13%
Expected dividend yield	0%	0%	0%

Summary of Share-Based Compensation Arrangements by Share-based Payment Award

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at January 1, 2020	7,834,282	$0.48	8.26	$18,153
Granted	2,581,589	$1.14
Exercised	(1,092,938)	$0.26		$6,734
Forfeited	(833,425)	$0.68
Expired	(18,750)	$0.79

Outstanding at December 31, 2020	8,470,758	$0.68	7.92	$48,594

Exercisable at December 31, 2020	4,161,444	$0.44	7.07	$24,873

Summary of Share-Based Payment Arrangement, Expensed and Capitalized, Amount
The share-based compensation expense recognized in the Company’s consolidated statements of operations are as follow:

	Year ended December 31,
	2020	2019	2018
Research and development	$2,649	$1,695	$1002
Sales and marketing	338	374	285
General and administrative	209	102	90

	$3,196	$2,171	$1,377